Non-current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Non-current Assets as Held for Sale	Non-current assets as held for sale at the reporting date is as follows:

(In millions of won)
December 31, 2018
Property, plant and equipment	~~W~~	70,161